Business Combinations - Summary of The Contingent Consideration was Recognized Within Other Current Liabilities (Detail) - Tesitura Unbertino € in Thousands	Jun. 04, 2021 EUR (€)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	€ 2,366
Trade receivables	1,681
Inventories	1,564
Other current assets	626
Property, plant and equipment	641
Intangible assets	4,200
Account payables	(1,872)
Other current liabilities	(712)
Employee benefits	(272)
Deferred tax liabilities	(1,172)
Net identifiable assets acquired	7,050
Less: Non-controlling interests	(2,820)
Goodwill	2,820
Net assets acquired including goodwill	€ 7,050